S-K 1603(c) Fiduciary Duties to Other Companies	Jan. 29, 2026
Fiduciary Duties To Other Companies Spac Officers And Directors Line Items
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	Conflicts of InterestUnder Cayman Islands law, directors and officers owe the following fiduciary duties:duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;directors should not improperly fetter the exercise of future discretion;duty to exercise powers fairly as between different sections of shareholders;duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; andduty to exercise independent judgment.In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience of that director.